Convertible Notes Payable (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Convertible Notes Payable Details 1
Interest on convertible notes	$ 8,531	$ 52,720
Interest on related party loans	2,010	2,400
Amortization of derivative discounts	340,961	551,149
Amortization of loan origination costs		79,451
Amortization of beneficial conversion feature		81,648
Amortization of OID		36,914
Interest on judgment payable		13,141
Total interest expense	$ 351,502	$ 817,423